Related Party Transactions - Summary of Related Party Costs (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Related party costs, Incurred		$ 1,074,143	$ 2,434,773		$ 525,108
Related party costs, Paid		1,248,704	2,517,911		1,135,019
Related party costs, Payable		409,730	584,291		667,429
Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable			584,291		667,429
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred		920,483	967,341		525,108
Related party costs, Paid		938,724	916,349		489,108
Related party costs, Payable		68,751	86,992
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable			86,992		36,000
Transfer Agent expenses/fees
Related Party Transaction [Line Items]
Related party costs, Incurred		100,000	150,000
Related party costs, Paid		100,000	150,000
Stockholder servicing fee
Related Party Transaction [Line Items]
Related party costs, Incurred	[1]	53,660	161,545	[2]
Related party costs, Paid		209,980 [1]	636,654	[1],[2]	645,911	[2]
Related party costs, Payable	[2]		156,320
Stockholder servicing fee | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable			156,320	[1]	$ 631,429	[2]
Stockholder servicing fee - SST IV
Related Party Transaction [Line Items]
Related party costs, Incurred	[3]		1,155,887
Related party costs, Paid	[3]		814,908
Related party costs, Payable	[3]	$ 340,979	340,979
Stockholder servicing fee - SST IV | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable	[3]		$ 340,979

[1]	We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 and the nine months ended September 30, 2022 represent adjustments to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.
[2]	We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the year ended December 31, 2021 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the current estimated cessation date (March 31, 2022) of such stockholder servicing fee.
[3]	Represents the stockholder servicing fee liability assumed in the SST IV Merger.